Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2014	2015
	RMB	RMB	US$
Office furniture and equipment	33,112	42,198	6,514
Office computer equipment	56,089	71,399	11,022
Servers and network equipment	84,219	145,296	22,431
Software	17,030	26,351	4,068
Digital locks	4,551	62,060	9,580
Leasehold improvements	55,811	73,621	11,365

Total	250,812	420,925	64,980
Accumulated depreciation	(101,505)	(188,840)	(29,152)

Property and equipment, net	149,307	232,085	35,828